Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Liabilities
9.	Accrued Liabilities

	December 31, 2015 $	December 31, 2014 $
Interest including interest rate swaps	17,484	17,035
Voyage and vessel expenses	9,315	7,829
Payroll and benefits	5,431	5,560
Other general expenses	2,785	4,224
Income tax payable and other	2,441	4,389

Total	37,456	39,037